December 1, 2004 As Supplemented March 24, 2005
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class D Shares	Treasury Obligations Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

     Treasury Obligations Fund

Policies & Services

     Buying and Selling Shares

     Managing Your Investment

Additional Information

     Management

     More About The Fund

     Financial Highlights

For More Information

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American Treasury Obligations Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds Class D Shares

Fund Summary

Treasury Obligations FUND

Objective

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class D Shares

Fund Summary

Treasury Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

3.62%	5.41%	4.89%	5.04%	4.94%	4.48%	5.70%	3.48%	1.27%	0.57%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.49%
Worst Quarter: Quarter ended	December 31, 2003	0.11%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Five Years	Ten Years

Treasury Obligations Fund	10/4/93	0.57%	3.08%	3.93%

1Total return for the period from 1/1/04 through 9/30/04 was 0.43%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since these expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.15%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.60%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year, but reflect current fee waivers.

2The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 2005, so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 2005, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$61
3 years	$203
5 years	$357
10 years	$806

Prospectus –	First American Money Market Funds Class D Shares

Policies & Services

Buying and Selling Shares

The fund issues its shares in multiple classes. This prospectus offers Class D shares.

Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

12b-1 Fees

The fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. The fund pays a Rule 12b-1 distribution fee equal to 0.15% of its Class D share average daily net assets.

Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund’s distributor uses the distribution fee to compensate financial institutions for providing distribution-related services to the fund. These institutions receive annual fees equal to 0.15% of the fund’s Class D share average daily net assets attributable to shares sold through them. Your financial institution will continue to receive Rule 12b-1 distribution fees relating to your Class D shares for as long as you hold those shares.

Shareholder Servicing Plan

The fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class D shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class D share net assets for providing or arranging for the provision of shareholder services to the holders of Class D shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the Fund Summary section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the fund by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the Statement of Additional Information.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The fund’s NAV is generally calculated as of 3:30 p.m. Central time every day the New York Stock Exchange is open. However, on any business day when the Bond Market Association (“BMA”) recommends that the bond markets close early, the fund reserves the right to close and calculate its NAV at or prior to the BMA recommended closing time. If the fund does so, it will process purchase and redemption orders received after the closing time on the next business day. The BMA generally recommends that early closes occur as of 1:00 p.m. Central time on the business day preceding a federal holiday.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

Prospectus –	First American Money Market Funds Class D Shares

Policies & Services

Buying and Selling Shares continued

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. The fund has authorized certain financial institutions (“authorized financial intermediaries”) to accept orders on its behalf. If your financial institution is an authorized financial intermediary, you will receive that day’s price if your order is received by your financial institution by 3:30 p.m. Central time (or such earlier time as the fund determines its NAV in the case of an early closing of the bond markets).

If your financial institution is not an authorized financial intermediary, you will have to transmit your request by an earlier time in order for your purchase order or redemption request to be priced at that day’s NAV. This allows your financial institution time to process your request and transmit it to the fund by the foregoing deadline.

In addition, a purchase order will be effective on a given day only if the fund’s custodian receives payment by wire before the close of business on that day. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing.

If the fund or an authorized financial intermediary receives a redemption request by 3:30 p.m. Central time (or such earlier time as the fund determines its NAV in the case of an early closing of the bond markets), payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Prospectus –	First American Money Market Funds Class D Shares

Policies & Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment or exchange order for fund shares by 3:30 p.m. Central time (or such earlier time as the fund determines its NAV in the case of an early closing of the bond markets), you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the cut-off times specified in the preceding sentence.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV. In addition, even if you have requested that your distributions be paid in cash, all distributions under $10 will be reinvested in shares of the fund.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Prospectus –	First American Money Market Funds Class D Shares

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services. After taking into account fee waivers, the fund paid the investment advisor an advisory fee equal to 0.05% of the fund’s average daily net assets for the fund’s most recently completed fiscal year.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives distribution fees and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Shareholder Servicing Fees.   The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class D shares for providing or arranging for the provision of shareholder services to the holders of its Class D shares.

Portfolio Management

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American Money Market Funds Class D Shares

Additional Information

More About The Fund

Investment Strategies

The fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summary” section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the fund are summarized in the “Fund Summary” section.

Prospectus –	First American Money Market Funds Class D Shares

Additional Information

Financial Highlights

Financial Highlights

The table that follows presents performance information about the Class D shares of the fund. This information is intended to help you understand the fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the fund’s annual report, which is available upon request.

Treasury Obligations FUND

	Fiscal year ended September 30,
	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.005	0.007	0.015	0.045	0.052
Dividends (from net investment income)	(0.005)	(0.007)	(0.015)	(0.045)	(0.052)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.54%	0.71%	1.49%	4.54%	5.37%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,898,189	$5,720,129	$5,155,284	$3,996,702	$3,252,551
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.68%	1.48%	4.40%	5.23%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.65%	0.65%	0.66%	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.48%	0.63%	1.42%	4.34%	5.17%

1Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class D Shares

For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROMMD  12/04

SEC file number:   811-03313